CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock	Convertible Preferred Stock	Total
Convertible Preferred Stock, Balance at beginning of the period at Dec. 31, 2019							$ 360,937
Convertible Preferred Stock, Balance at beginning of the period (in shares) at Dec. 31, 2019							107,197,118
Convertible Preferred Stock, Balance at end of the period at Dec. 31, 2020							$ 360,937
Convertible Preferred Stock, Balance at end of the period (in shares) at Dec. 31, 2020							107,197,118
Balance at beginning of the period at Dec. 31, 2019	$ 1		$ 19,782	$ (232,061)				$ (212,278)
Balance at beginning of the period (in shares) at Dec. 31, 2019	5,939,950
Increase (Decrease) in Stockholders' Equity
Net loss				(162,745)				(162,745)
Common stock issued upon exercise of stock options and warrants			2,009					2,009
Common stock issued upon exercise of stock options and warrants (in shares)	653,341
Stock-based compensation expense			11,083					11,083
Balance at end of the period at Dec. 31, 2020	$ 1		32,874	(394,806)				(361,931)
Balance at end of the period (in shares) at Dec. 31, 2020	6,593,291					0
Increase (Decrease) in Convertible Preferred Stock
Conversion of convertible preferred stock							$ (360,937)
Conversion of convertible preferred stock (in shares)							(107,197,118)
Increase (Decrease) in Stockholders' Equity
Net loss				(32,409)				(32,409)
Common stock issued upon exercise of stock options and warrants	$ 1		21,708					$ 21,709
Common stock issued upon exercise of stock options and warrants (in shares)	8,886,801							8,911,435
Common stock issued upon vesting of restricted stock units (in shares)	1,018,828
Conversion of convertible preferred stock	$ 8	$ 3	360,926					$ 360,937
Conversion of convertible preferred stock (in shares)	80,770,178	26,426,937
Conversion of convertible debt	$ 1		49,916					49,917
Conversion of convertible debt (in shares)	5,115,140
Net equity infusion from the Business Combination	$ 6		361,281					361,287
Net equity infusion from the Business Combination (in shares)	69,228,811
Stock-based compensation expense			48,181					48,181
Balance at end of the period at Dec. 31, 2021	$ 17	$ 3	874,886	(427,215)				447,691
Balance at end of the period (in shares) at Dec. 31, 2021	171,613,049	26,426,937			171,613,049	26,426,937
Increase (Decrease) in Stockholders' Equity
Net loss				(168,723)				(168,723)
Common stock issued upon exercise of stock options and warrants			2,982					$ 2,982
Common stock issued upon exercise of stock options and warrants (in shares)	1,081,313							1,081,213
Common stock issued upon vesting of restricted stock units			(106)					$ (106)
Common stock issued upon vesting of restricted stock units (in shares)	1,765,594
Stock-based compensation expense			43,516					43,516
Balance at end of the period at Dec. 31, 2022	$ 17	$ 3	$ 921,278	$ (595,938)				$ 325,360
Balance at end of the period (in shares) at Dec. 31, 2022	174,459,956	26,426,937			174,459,956	26,426,937